Related Parties (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended
	Apr. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Parties (Details) [Line Items]
Received amount	$ 10,000
Number of shares (in Shares)			2,000,000,000	2,000,000,000
Warrants		$ 2,000
Shares exercise price (in Dollars per share)		$ 1.24
Fair value		$ 2,480
Warrants		$ 1,845
Warrants [Member]
Related Parties (Details) [Line Items]
Number of shares (in Shares)		2,000,000